Selected Quarterly Financial Data (Unaudited) - Schedule of Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Financial Data [Line Items]
Research and development expenses	$ 14,574,000	[1]	$ 12,541,000	[1]	$ 11,649,000	[1]	$ 6,854,000	[1]	$ 6,880,000	[1]	$ 7,138,000	[1]	$ 6,335,000	[1]	$ 4,409,000	[1]	$ 45,618,000	$ 24,762,000	$ 6,989,000
Additional legal and professional fees									650,000
Additional consulting fees									219,000
Additional non-cash option expense									174,000
Medical Affairs [Member]
Selected Quarterly Financial Data [Line Items]
Research and development expenses			$ 1,618,000		$ 1,673,000		$ 1,595,000		$ 254,000									$ 254,000	$ 0

[1]	Research and development expenses in the quarters ending December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 include medical affairs expenses previously reported as administrative expenses in the amounts of $254, $1,595, $1,673 and $1,618, respectively.